UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza
         Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     July 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $43,739 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     1088    26900 SH       26900                       0        0    26900
AMICUS THERAPEUTICS INC        COM              03152W109      291    53000 SH       53000                       0        0    53000
APPLE INC                      COM              037833100      397      680 SH       680                         0        0      680
BRISTOL MYERS SQUIBB CO        COM              110122108     2073    57677 SH       57677                       0        0    57677
CALPINE CORP                   COM NEW          131347304     2146   129962 SH       129962                      0        0   129962
COMMUNITY FINL CORP VA         COM              20365L100       37    10000 SH       10000                       0        0    10000
CROSS TIMBERS RTY TR           TR UNIT          22757R109      258     7365 SH       7365                        0        0     7365
EMAGIN CORP                    COM NEW          29076N206       62    20000 SH       20000                       0        0    20000
EXXON MOBIL CORP               COM              30231G102      256     2990 SH       2990                        0        0     2990
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     2878   149437 SH       149437                      0        0   149437
FORD MTR CO DEL                COM PAR $0.01    345370860      464    48400 SH       48400                       0        0    48400
GENERAL ELECTRIC CO            COM              369604103     2028    97300 SH       97300                       0        0    97300
GENERAL MTRS CO                COM              37045V100     1481    75100 SH       75100                       0        0    75100
GERON CORP                     COM              374163103       41    24000 SH       24000                   20000        0     4000
GULF ISLAND FABRICATION INC    COM              402307102      539    19100 SH       19100                       0        0    19100
HEALTHCARE RLTY TR             COM              421946104     1086    45566 SH       45566                       0        0    45566
HEWLETT PACKARD CO             COM              428236103     1205    59900 SH       59900                       0        0    59900
HUGOTON RTY TR TEX             UNIT BEN INT     444717102      122    15570 SH       15570                       0        0    15570
IEC ELECTRS CORP NEW           COM              44949L105      122    20000 SH       20000                       0        0    20000
INTEL CORP                     COM              458140100     2992   112277 SH       112277                      0        0   112277
INTEST CORP                    COM              461147100       34    10000 SH       10000                       0        0    10000
JOHNSON & JOHNSON              COM              478160104      972    14382 SH       14382                       0        0    14382
KSW INC                        COM              48268R106       40    10000 SH       10000                       0        0    10000
LEUCADIA NATL CORP             COM              527288104      504    23700 SH       23700                       0        0    23700
M D C HLDGS INC                COM              552676108      252     7700 SH       7700                        0        0     7700
MICROSOFT CORP                 COM              594918104     2470    80735 SH       80735                       0        0    80735
NEWMONT MINING CORP            COM              651639106     1945    40100 SH       40100                       0        0    40100
NVIDIA CORP                    COM              67066G104     1708   123600 SH       123600                      0        0   123600
PENNS WOODS BANCORP INC        COM              708430103      256     6440 SH       6440                        0        0     6440
PFIZER INC                     COM              717081103      264    11500 SH       11500                       0        0    11500
PICO HLDGS INC                 COM NEW          693366205     2349   104833 SH       104833                   2000        0   102833
PLUM CREEK TIMBER CO INC       COM              729251108     1536    38700 SH       38700                       0        0    38700
POTASH CORP SASK INC           COM              73755L107      319     7300 SH       7300                        0        0     7300
PULTE GROUP INC                COM              745867101     2584   241487 SH       241487                   8000        0   233487
QUALCOMM INC                   COM              747525103     1881    33775 SH       33775                       0        0    33775
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      282    18836 SH       18836                       0        0    18836
SENECA FOODS CORP NEW          CL B             817070105     1858    68799 SH       68799                    4149        0    64650
SENECA FOODS CORP NEW          CL A             817070501     1968    73156 SH       73156                   15470        0    57686
SMTC CORP                      COM NEW          832682207       33    10000 SH       10000                       0        0    10000
SUPPORT COM INC                COM              86858W101       32    10000 SH       10000                       0        0    10000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2169    54993 SH       54993                       0        0    54993
VISTA GOLD CORP                COM NEW          927926303      438   150663 SH       150663                   9997        0   140666
WAL-MART STORES INC            COM              931142103      279     4000 SH       4000                        0        0     4000